Pension Benefits - Components of Net Periodic Pension Cost Relating to Benefit Plans (Detail) - Net period pension cost [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 7,726	$ 8,800	$ 9,768
Interest cost	2,532	4,975	4,974
Expected return on plan assets	(2,895)	(5,333)	(5,688)
Amortization of net actuarial loss	1,538	7,148	1,484
Plan settlement	(140)	(3,332)	973
Other	568	557	425
Net cost	$ 9,329	$ 12,815	$ 11,936